Segment information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment information	Segment information
A description of each of our reportable segments is as follows.
•Distribution: Our Distribution segment reflects our Direct Agents operations of acquiring customer orders and providing title and escrow services for real estate closing transactions. We acquire customers through our partnerships with realtors, attorneys and non-centralized loan originators via an 89-branch footprint across ten states (“Local”) and our partnerships with national lenders and mortgage originators that maintain centralized lending operations representing our strategic and enterprise accounts (“S&EA”).
•Underwriting: Our Underwriting segment reflects the results of our title insurance underwriting business, including policies referred through our Direct Agents and Third-Party Agents channels. The referring agents typically retain approximately 84% of the policy premiums in exchange for their services. The retention varies by state and agent.
We use adjusted gross profit as the primary profitability measure for making decisions regarding ongoing operations. Adjusted gross profit is calculated by subtracting direct costs, such as premiums retained by agents, direct labor, other direct costs, and provision for claims, from total revenue. Our chief operating decision maker evaluates the results of the aforementioned segments on a pre-tax basis. Segment adjusted gross profit excludes certain items which are included in net loss, such as depreciation and amortization, corporate and other expenses, interest expense, and income tax expense, as these items are not considered by the chief operating decision maker in evaluating the segments' overall operating performance. Our chief operating decision maker does not review nor consider assets allocated to our segments for the purpose of assessing performance or allocating resources. Accordingly, segments' assets are not presented.
The following table summarizes the operating results of the Company’s reportable segments:

	Three months ended June 30, 2021
	Distribution	Underwriting	Eliminations	Consolidated total
Net premiums written	$—	$109,381	$(110)	$109,271
Escrow, other title-related fees and other (1)	46,288	389	(26,612)	20,065
Investment, dividend and other income	37	613	—	650
Total revenue	$46,325	$110,383	$(26,722)	$129,986

Premiums retained by agents (2)	$—	$91,903	$(26,722)	$65,181
Direct labor (3)	18,986	1,916	—	20,902
Other direct costs (4)	5,881	1,680	—	7,561
Provision for claims	(25)	6,832	—	6,807
Adjusted gross profit	$21,483	$8,052	$—	$29,535

	Six months ended June 30, 2021
	Distribution	Underwriting	Eliminations	Consolidated total
Net premiums written	$—	$218,143	$(880)	$217,263
Escrow, other title-related fees and other (1)	83,933	1,798	(47,091)	38,640
Investment, dividend and other income	83	1,796	—	1,879
Total revenue	$84,016	$221,737	$(47,971)	$257,782

Premiums retained by agents (2)	$—	$183,490	$(47,971)	$135,519
Direct labor (3)	35,093	3,788	—	38,881
Other direct costs (4)	11,197	3,473	—	14,670
Provision for claims	534	9,521	—	10,055
Adjusted gross profit	$37,192	$21,465	$—	$58,657

	Three months ended June 30, 2020
	Distribution	Underwriting	Eliminations	Consolidated total
Net premiums written	$—	$86,334	$—	$86,334
Escrow, other title-related fees and other (1)	29,383	293	(16,294)	13,382
Investment, dividend and other income	315	392	—	707
Total revenue	$29,698	$87,019	$(16,294)	$100,423

Premiums retained by agents (2)	$—	$72,300	$(16,294)	$56,006
Direct labor (3)	12,575	1,323	—	13,898
Other direct costs (4)	3,494	1,404	—	4,898
Provision for claims	153	2,887	—	3,040
Adjusted gross profit	$13,476	$9,105	$—	$22,581

	Six months ended June 30, 2020
	Distribution	Underwriting	Eliminations	Consolidated total
Net premiums written	$—	$143,151	$—	$143,151
Escrow, other title-related fees and other (1)	56,950	598	(30,992)	26,556
Investment, dividend and other income	654	871	—	1,525
Total revenue	$57,604	$144,620	$(30,992)	$171,232

Premiums retained by agents (2)	$—	$120,100	$(30,992)	$89,108
Direct labor (3)	27,027	3,185	—	30,212
Other direct costs (4)	7,718	2,317	—	10,035
Provision for claims	388	4,435	—	4,823
Adjusted gross profit	$22,471	$14,583	$—	$37,054
_________________
(1)Includes fee income from closings, escrow, title exams, ceding commission income, as well as premiums retained by Direct Agents.
(2)This expense represents a deduction from the net premiums written for the amounts that are retained by Direct Agents and Third-Party Agents as compensation for their efforts to generate premium income for our Underwriting segment. The impact of premiums retained by our Direct Agents and the expense for reinsurance or co-insurance procured on Direct Agent sourced premiums are eliminated in consolidation.
(3)Includes all compensation costs, including salaries, bonuses, incentive payments, and benefits, for personnel involved in the direct fulfillment of title and/or escrow services.
(4)Includes title examination expense, office supplies, and premium and other taxes.
The following table provides a reconciliation of the Company’s total reportable segments’ adjusted gross profit to its total loss before income taxes:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Adjusted gross profit	$29,535	$22,581	$58,657	$37,054
Depreciation and amortization	3,021	899	5,727	2,016
Corporate and other expenses (1)	45,151	26,650	79,841	54,305
Interest expense	4,451	1,123	7,810	3,235
Loss before income taxes	$(23,088)	$(6,091)	$(34,721)	$(22,502)
_________________
(1)Includes corporate and other costs not allocated to segments including corporate support function costs, such as legal, finance, human resources, technology support and certain other indirect operating expenses, such as sales and management payroll, and incentive related expenses.
As of June 30, 2021 and December 31, 2020 the Distribution segment had allocated goodwill of $88.1 million and the Underwriting segment had allocated goodwill of $23.4 million.	Segment informationThe Company’s chief operating decision maker reviews financial performance and makes decisions about the allocation of resources for our operations through two reportable segments, (1) Distribution and (2) Underwriting. The Company’s reportable segments offer different products and services that are marketed through different channels for real estate closing transactions. They are managed separately because of the unique technology, service requirements and regulatory environment.
A description of each of our reportable segments is as follows.
•Distribution: Our Distribution segment reflects our Direct Agents operations of acquiring customer orders and providing title and escrow services for real estate closing transactions. We acquire customers through our partnerships with realtors attorneys and non-centralized loan originators via an 80-branch footprint across nine states[1] (“Local”) and our target partnerships with national lenders and mortgage originators that maintain centralized lending operations representing our strategic and enterprise accounts (“S&EA”).
•Underwriting: Our Underwriting segment reflects the results of our title insurance underwriting business, including policies referred through our Direct Agents and Third-Party Agents channels. The referring agents typically retain approximately 85% of the policy premiums in exchange for their services.
We use adjusted gross profit as the primary profitability measure for making decisions regarding ongoing operations. Adjusted gross profit is calculated by subtracting direct costs, such as premiums retained by agents, direct labor, other direct costs, and provision for claims, from total revenue. Our chief operating decision maker evaluates the results of the aforementioned segments on a pre-tax basis. Segment adjusted gross profit excludes certain items which are included in net loss, such as depreciation and amortization, corporate and other expenses, interest expense, and income tax expense, as these items are not considered by the chief operating decision maker in evaluating the segments' overall operating performance. Our chief operating decision maker does not review nor consider assets allocated to our segments for the purpose of assessing performance or allocating resources. Accordingly, segments' assets are not presented.
The following table summarizes the operating results of the Company’s reportable segments:

	Year ended December 31, 2020
	Distribution	Underwriting	Eliminations	Consolidated total
Net premiums written	$—	$345,608	$—	$345,608
Escrow, other title-related fees and other (1)	129,590	2,099	(70,414)	61,275
Investment, dividend and other income	699	2,232	—	2,931
Total revenue	$130,289	$349,939	$(70,414)	$409,814

Premiums retained by agents (2)	$—	$290,557	$(70,414)	$220,143
Direct labor (3)	55,334	6,820	—	62,154
Other direct costs (4)	16,912	3,623	—	20,535
Provision for claims	1,415	13,922	—	15,337
Adjusted gross profit	$56,628	$35,017	$—	$91,645

	Year ended December 31, 2019
	Distribution	Underwriting	Eliminations	Consolidated total
Net premiums written	$—	$292,707	$—	$292,707
Escrow, other title-related fees and other (1)	129,632	873	(68,488)	62,017
Investment, dividend and other income	956	2,405	—	3,361
Total revenue	$130,588	$295,985	$(68,488)	$358,085

Premiums retained by agents (2)	$—	$246,753	$(68,488)	$178,265
Direct labor (3)	55,138	5,776	—	60,914
Other direct costs (4)	15,751	4,367	—	20,118
Provision for claims	1,552	10,733	—	12,285
Adjusted gross profit	$58,147	$28,356	$—	$86,503

	Year ended December 31, 2018
	Distribution	Underwriting	Eliminations	Consolidated total
Net premiums written	$—	$—	$—	$—
Escrow, other title-related fees and other (1)	36	10	—	46
Investment, dividend and other income	117	22	—	139
Total revenue	$153	$32	$—	$185

Premiums retained by agents (2)	$—	$—	$—	$—
Direct labor (3)	—	—	—	—
Other direct costs (4)	97	—	—	97
Provision for claims	—	—	—	—
Adjusted gross profit	$56	$32	$—	$88
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(1)Includes fee income from closings, escrow, title exams, ceding commission income, as well as premiums retained by Direct Agents.
(2)This expense represents a deduction from the net premiums written for the amounts that are retained by Direct Agents and Third-Party Agents as compensation for their efforts to generate premium income for our Underwriting segment. The impact of premiums retained by our Direct Agents and the expense for reinsurance or co-insurance procured on Direct Agent sourced premiums are eliminated in consolidation.
(3)Includes all compensation costs, including salaries, bonuses, incentive payments, and benefits, for personnel involved in the direct fulfillment of title and/or escrow services.
(4)Includes title examination expense, office supplies, and premium and other taxes.
The following table provides a reconciliation of the Company’s total reportable segments’ adjusted gross profit to its total loss before income taxes:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Adjusted gross profit	$91,645	$86,503	$88
Depreciation & amortization	5,815	1,880	10
Corporate and other expenses (1)	114,511	102,091	12,100
Interest expense	5,579	9,282	332
Loss before income taxes	$(34,260)	$(26,750)	$(12,354)
_______________
(1)Includes corporate and other costs not allocated to segments including corporate support function costs, such as legal, finance, human resources, technology support and certain other indirect operating expenses, such as sales and management payroll, and incentive related expenses.
Goodwill by reportable segment and activity for fiscal 2020 and 2019 is as follows:

	Distribution	Underwriting	Total
Balance, December 31, 2018	$—	$—	$—
Goodwill acquired during the year	88,437	23,509	111,946
Adjustments to goodwill	(363)	(96)	(459)
Impairment	—	—	—
Balance, December 31, 2019	88,074	23,413	111,487
Adjustments to prior year acquisitions	—	—	—
Balance, December 31, 2020	$88,074	$23,413	$111,487